Background and Business Activities - Additional Information (Detail)		1 Months Ended		12 Months Ended
	Dec. 18, 2015 CLP ($) shares	Mar. 23, 2018 CLP ($) $ / shares	Mar. 16, 2018 $ / shares	Dec. 31, 2017 CLP ($) Employee shares	Dec. 31, 2016 CLP ($) Employee	Dec. 31, 2015 Company shares	Dec. 20, 2017 CLP ($) shares
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees | Employee				1,948	2,010
Average number of employees | Employee				1,993	2,015
Issued capital				$ 2,229,108,975,000	$ 2,229,108,975,000
Aggregate ownership interest percentage				60.60%
Increase in share capital due to issuance of new shares							$ 1,891,727,278,668
Number of shares issued | shares							23,069,844,862
Tender Offer [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interests held by non-controlling interests		40.00%
Capital Increase [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Subscription price | $ / shares			$ 82
Enersis S. A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary						60.60%
Reduction of issued capital	$ 5,804,447,986,000			$ 3,575,339,011,549
Number of shares outstanding | shares	49,092,772,762			49,092,772,762
Endesa Chile [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Number of companies resulting from division or demerger | Company						2
Number of former shares exchange for subscription of new share | shares						1
Enersis Chile [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Number of shares outstanding | shares	49,092,772,762
Issued capital	$ 2,229,108,974,451
Enel Generación Chile S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary				59.98%	59.98%
Enel Generación Chile S.A. [Member] | Tender Offer [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash tender offer consideration		$ 590
Payments from cash tender offer consideration for shares		$ 236
Subscription price | $ / shares		$ 82
Enel Generación Chile S.A. [Member] | Tender Offer [Member] | American Depositary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash tender offer consideration		$ 17,700
Payments from cash tender offer consideration for shares		$ 7,080
Subscription price | $ / shares		$ 4,100